Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6.     PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,
	2022	2021
Landfill site costs	$5,179,768	$4,447,530
Rolling stock	2,835,330	2,483,294
Land, buildings and improvements	1,673,062	1,339,542
Containers	1,180,370	983,602
Machinery and equipment	1,065,767	940,723
Construction in progress	132,367	82,187
	12,066,664	10,276,878
Less accumulated depreciation and depletion	(5,115,749)	(4,554,929)
	$6,950,915	$5,721,949

Machinery and equipment included $11,227 and $10,342, at December 31, 2022 and 2021, respectively, of equipment assets accounted for as finance leases.  The Company’s landfill depletion expense, recorded in Depreciation in the Consolidated Statements of Net Income, for the years ended December 31, 2022, 2021 and 2020, was $232,251, $212,898 and $200,374, respectively.